Net income (loss) per share (Details) (USD $)	1 Months Ended	3 Months Ended											9 Months Ended		12 Months Ended
	Jul. 31, 2012	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Numerator
Net loss		$ (4,416,499)	$ (14,586,578)	$ (14,684,535)	$ (6,272,044)	$ (7,297,125)	$ (6,068,072)	$ (6,597,861)	$ (5,764,646)	$ 67,608,165	$ (15,388,398)	$ (15,550,607)	$ (33,687,612)	$ (19,963,058)	$ (26,235,102)	$ 30,904,514
Deemed dividend		4,416,499		18,248,768		7,297,125							(18,248,768)
Gain on exchange of convertible preferred stock in connection with recapitalization	160,000,000			3,390,750			159,954,069						3,390,750	159,954,069	159,954,069
Less beneficial conversion charge							(377,787)							(377,787)	(377,787)
Less net income attributable to participating securities														(139,077,495)	(132,609,918)	(30,878,445)
Net loss attributable to common stockholders													$ (48,545,630)	$ 535,729	$ 731,262	$ 26,069
Denominator
Denominator for basic net income (loss) per share (in shares)													8,995,167	2,937	3,328	1,089
Effect of dilutive securities Series Three convertible preferred stock (in shares)														10,656	13,877
Denominator for diluted net income (loss) per share (in shares)													8,995,167	13,593	17,205	5,729
Net income (loss) per share:
Basic (in dollars per share)		$ (0.19)	$ (5.51)	$ (6,527.30)	$ 1,380.13	$ (1,605.53)	$ 168.00	$ (5,992.61)	$ (5,290.57)	$ 52.39	$ (14,140.93)	$ (14,289.99)	$ (5.40)	$ 182.41	$ 219.76	$ 23.95
Diluted (in dollars per share)		$ (0.19)	$ (5.51)	$ (6,527.30)	$ 1,380.13	$ (1,605.53)	$ 48.29	$ (5,992.61)	$ (5,290.57)	$ 9.95	$ (14,140.93)	$ (14,289.99)	$ (5.40)	$ 39.41	$ 42.50	$ 4.55